Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Cash And Cash Equivalents [Line Items]
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions	€ 20,136	€ 0
Amended debt financing agreement due 2028
Disclosure Of Cash And Cash Equivalents [Line Items]
Financial covenant, minimum cash requirement	€ 35,000